Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan offers a number of investment options including the Company Common Stock Fund and a variety of pooled investment funds, which consist of registered investment companies and common collective trusts. The investment funds are comprised of U.S. equities, international equities, and fixed income securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonable to expect that changes in the values of investment securities will occur in the near term and that such changes could materially affect Participant Account balances and the Statement of Changes in Net Assets Available for Plan Benefits.
The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across all Participant-directed fund elections. Additionally, the investments within each Participant-directed fund election are further diversified into varied financial instruments, with the exception of the Company Common Stock Fund, which principally invests in a security of a single issuer. Approximately 11% of the Plan’s net assets were invested in the Company Common Stock Fund as of December 31, 2025 and 2024, respectively.
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Notes to Financial Statements
December 31, 2025 and 2024

The Plan investments include mutual funds and common collective trusts that may directly or indirectly invest in securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities, including securities backed by subprime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, delinquencies or defaults, or both, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.